Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies
Schedule of property plant and equipment

Furniture and other office equipment	10 years
Computer equipment	5 years
Software and internally developed assets	5 years

Schedule of income taxes

Tax	Rate (2024)	Rate (2023)
Income tax - IRPJ	15% plus a surcharge of 10% on taxable income exceeding R$240 thousand per year	15% plus a surcharge of 10% on taxable income exceeding R$240 thousand per year
Social contribution - CSLL	15%	15%